Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis	Dec. 17, 2020 USD ($)
Quoted Prices in Active Markets (Level 1)
Assets:
Investments held in Trust Account	$ 58,650,048
Quoted Prices in Active Markets (Level 1) | Public warrants [Member]
Liabilities:
Warrant Liabilities	10,005,000
Quoted Prices in Active Markets (Level 1) | Private warrants [Member]
Liabilities:
Warrant Liabilities
Significant Other Observable Inputs (Level 2)
Assets:
Investments held in Trust Account
Significant Other Observable Inputs (Level 2) | Public warrants [Member]
Liabilities:
Warrant Liabilities
Significant Other Observable Inputs (Level 2) | Private warrants [Member]
Liabilities:
Warrant Liabilities
Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) | Public warrants [Member]
Liabilities:
Warrant Liabilities
Significant Other Unobservable Inputs (Level 3) | Private warrants [Member]
Liabilities:
Warrant Liabilities	$ 6,693,635